Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares	2,064,369	9,103,044	9,022,946	8,453,780
Series Seed Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares		3,091,672	3,091,672	2,834,033
Series Seed-1 Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares		2,440,412	2,440,411	2,440,411
Series Seed-2 Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares		2,088,696	2,088,696	2,088,696
Series Seed-3 Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares		357,836	357,836	357,836
Common Stock Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares	142,730	54,203	54,203	13,912
Preferred Stock Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares		128,819	128,819	128,819
Stock Options [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares	1,594,800	941,406	861,309	590,073
Unvested Restricted Common Stock Issued Not Outstanding [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares	326,839